UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Commercial Services – 1.9%
6,500	Moody’s Corp.	$ 579,410
19,200	Tyco International PLC	660,288

		1,239,698

Communications – 2.9%
23,774	AT&T, Inc.	857,291
21,400	Verizon Communications, Inc.	1,069,358

		1,926,649

Consumer Durables* – 1.1%
14,025	Jarden Corp.	744,026

Consumer Non-Durables – 14.0%
13,900	Altria Group, Inc.	849,429
12,200	Colgate-Palmolive Co.	823,866
7,300	Dr Pepper Snapple Group, Inc.	685,032
11,600	Kellogg Co.	851,904
6,600	Kimberly-Clark Corp.	847,572
9,900	Mead Johnson Nutrition Co.	717,651
12,000	Nike, Inc. Class B	744,120
7,900	PepsiCo, Inc.	784,470
9,100	Philip Morris International, Inc.	819,091
19,900	The Coca-Cola Co.	854,108
7,900	The Estee Lauder Cos., Inc. Class A	673,475
10,300	V. F. Corp.	644,780

		9,295,498

Consumer Services – 5.5%
15,700	CBS Corp. Class B	745,750
13,000	Comcast Corp. Class A	724,230
3,700	Panera Bread Co. Class A*	717,800
23,800	Service Corp. International	575,722
9,400	The Walt Disney Co.	900,708

		3,664,210

Distribution Services – 2.0%
4,200	McKesson Corp.	676,116
3,300	W.W. Grainger, Inc.	649,077

		1,325,193

Electronic Technology – 10.0%
31,300	Apple, Inc.	3,046,742
22,900	Intel Corp.	710,358
3,600	Lockheed Martin Corp.	759,600
16,100	QUALCOMM, Inc.	729,974
7,300	Rockwell Collins, Inc.	590,424
5,800	Thermo Fisher Scientific, Inc.	765,948

		6,603,046

Finance – 10.9%
9,200	Crown Castle International Corp.	793,040
6,900	Erie Indemnity Co. Class A	663,159
7,900	Extra Space Storage, Inc.	716,451
10,400	Fidelity National Information Services, Inc.	621,192
3,100	Intercontinental Exchange, Inc.	817,780
19,900	Invesco Ltd.	595,607
8,200	Mastercard, Inc. Class A	730,046
3,300	Public Storage	836,748
10,500	T. Rowe Price Group, Inc.	744,975
10,000	Visa, Inc. Class A	744,900

		7,263,898

Health Services* – 1.0%
11,200	Cerner Corp.	649,712

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.6%
5,000	Amgen, Inc.	$ 763,650
5,300	Becton Dickinson & Co.	770,461
7,400	Bio-Techne Corp.	611,906
3,600	C. R. Bard, Inc.	659,772
7,600	Gilead Sciences, Inc.*	630,800
7,800	Johnson & Johnson	814,632
8,300	Stryker Corp.	822,945

		5,074,166

Industrial Services – 1.2%
14,900	Waste Management, Inc.	788,955

Process Industries – 4.8%
21,800	Donaldson Co, Inc.	614,324
6,700	Ecolab, Inc.	722,729
8,200	Monsanto Co.	742,920
14,200	RPM International, Inc.	557,350
6,900	W.R. Grace & Co.*	561,246

		3,198,569

Producer Manufacturing – 7.0%
24,200	Allison Transmission Holdings, Inc.	575,718
11,900	AMETEK, Inc.	559,895
7,700	Honeywell International, Inc.	794,640
8,500	Illinois Tool Works, Inc.	765,595
4,900	Lennox International, Inc.	587,118
2,000	Mettler-Toledo International, Inc.*	625,700
8,300	United Technologies Corp.	727,827

		4,636,493

Retail Trade – 11.0%
1,900	Amazon.com, Inc.*	1,115,300
1,000	AutoZone, Inc.*	767,390
8,400	CVS Health Corp.	811,356
8,900	Dollar Tree, Inc.*	723,748
10,400	Lowe’s Cos., Inc.	745,264
15,100	Ross Stores, Inc.	849,526
6,000	The Home Depot, Inc.	754,560
21,000	The Kroger Co.	815,010
2,900	The Sherwin-Williams Co.	741,443

		7,323,597

Technology Services – 13.0%
8,700	Adobe Systems, Inc.*	775,431
2,700	Alphabet, Inc. Class A*	2,055,645
403	Alphabet, Inc. Class C*	299,409
9,200	Automatic Data Processing, Inc.	764,428
11,500	Facebook, Inc. Class A*	1,290,415
8,300	Fiserv, Inc.*	784,848
5,700	International Business Machines Corp.	711,303
25,100	Microsoft Corp.	1,382,759
12,400	Paychex, Inc.	593,464

		8,657,702

Transportation – 1.1%
7,700	United Parcel Service, Inc. Class B	717,640

TOTAL COMMON STOCKS
(Cost $51,762,649)		$63,109,052

Exchange Traded Fund – 4.0%
28,400	iShares Russell 1000 Growth Index Fund
(Cost $2,821,757)		$ 2,664,772

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$ 308,000	0.010%	02/01/16	$ 308,000
Maturity Value: $308,000 (Cost $308,000)

TOTAL INVESTMENTS (Cost $54,892,406)			$66,081,824

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			307,794

NET ASSETS – 100.0%			$66,389,618

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $290,000 U.S. Treasury Note, 3.125%, due 05/15/21 with a market value of $316,653.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,974,863
Gross unrealized gain	13,218,551
Gross unrealized loss	(2,111,590)
Net unrealized security gain	$11,106,961

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Communications – 6.6%
216,000	AT&T, Inc.	$ 7,788,960
80,000	Verizon Communications, Inc.	3,997,600

		11,786,560

Consumer Durables – 1.7%
64,000	Tupperware Brands Corp.	2,971,520

Consumer Non-Durables – 11.2%
63,000	Altria Group, Inc.	3,849,930
115,500	Coach, Inc.	4,279,275
30,000	Kimberly-Clark Corp.	3,852,600
48,000	Procter & Gamble Co.	3,921,120
79,000	Reynolds American, Inc.	3,946,050

		19,848,975

Consumer Services – 3.9%
48,000	Darden Restaurants, Inc.	3,026,880
32,000	McDonald’s Corp.	3,960,960

		6,987,840

Distribution Services – 2.0%
89,000	SYSCO Corp.	3,543,090

Electronic Technology – 3.9%
16,500	Lockheed Martin Corp.	3,481,500
75,000	Microchip Technology, Inc.	3,360,750

		6,842,250

Energy Minerals – 9.0%
77,000	Chevron Corp.	6,658,190
65,000	ConocoPhillips	2,540,200
44,550	Exxon Mobil Corp.	3,468,217
47,571	Occidental Petroleum Corp.	3,274,312

		15,940,919

Finance – 23.6%
80,000	Arthur J. Gallagher & Co.	3,011,200
94,000	BB&T Corp.	3,070,040
59,000	Cincinnati Financial Corp.	3,400,170
52,000	Cullen/Frost Bankers, Inc.	2,488,720
101,000	HCP, Inc.	3,629,940
115,000	JPMorgan Chase & Co.	6,842,500
137,000	Kimco Realty Corp.	3,725,030
70,000	Principal Financial Group, Inc.	2,660,000
47,500	T. Rowe Price Group, Inc.	3,370,125
97,500	Waddell & Reed Financial, Inc. Class A	2,675,400
139,000	Wells Fargo & Co.	6,981,970

		41,855,095

Health Technology – 8.8%
53,500	Johnson & Johnson	5,587,540
100,000	Merck & Co., Inc.	5,067,000
161,000	Pfizer, Inc.	4,908,890

		15,563,430

Industrial Services – 2.0%
67,500	Waste Management, Inc.	3,574,125

Process Industries – 1.8%
82,500	Sonoco Products Co.	3,259,575

Producer Manufacturing – 6.7%
51,000	Caterpillar, Inc.	3,174,240
73,500	Emerson Electric Co.	3,379,530

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
181,000	General Electric Co.	$ 5,267,100

		11,820,870

Retail Trade – 2.0%
50,000	Target Corp.	3,621,000

Technology Services – 5.6%
25,500	International Business Machines Corp.	3,182,145
66,000	Microsoft Corp.	3,635,940
67,000	Paychex, Inc.	3,206,620

		10,024,705

Utilities – 7.0%
40,000	Dominion Resources, Inc.	2,886,800
27,000	NextEra Energy, Inc.	3,016,170
93,000	PPL Corp.	3,260,580
67,000	The Southern Co.	3,277,640

		12,441,190

TOTAL COMMON STOCKS
(Cost $162,273,288)		$170,081,144

Exchange Traded Fund – 3.6%
70,000	iShares Russell 1000 Value Index Fund	$ 6,488,300
(Cost $7,016,401)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$ 470,000	0.010%	02/01/16	$ 470,000
Maturity Value: $470,000 (Cost $470,000)

TOTAL INVESTMENTS
(Cost $169,759,689)			$177,039,444

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			504,936

NET ASSETS – 100.0%			$177,544,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $440,000 U.S. Treasury Note, 3.500%, due 05/15/20 with a market value of $483,667.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$170,130,351
Gross unrealized gain	21,647,607
Gross unrealized loss	(14,738,514)
Net unrealized security gain	$6,909,093

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 91.7%
Commercial Services – 6.9%
7,200	Equifax, Inc.	$ 761,760
8,900	Gartner, Inc.*	782,221
21,900	KAR Auction Services, Inc.	731,898
11,200	MSCI, Inc.	771,008
15,900	Nielsen Holdings PLC	765,744
7,600	The Dun & Bradstreet Corp.	747,992

		4,560,623

Communications* – 1.1%
7,700	SBA Communications Corp. Class A	764,456

Consumer Durables – 5.7%
17,700	Harley-Davidson, Inc.	708,000
16,200	Jarden Corp.*	859,410
4,300	Mohawk Industries, Inc.*	715,563
10,900	The Toro Co.	812,268
5,300	Whirlpool Corp.	712,267

		3,807,508

Consumer Non-Durables – 9.8%
8,000	Brown-Forman Corp. Class B	782,720
8,800	Carter’s, Inc.	855,536
9,500	Church & Dwight Co., Inc.	798,000
16,300	Coca-Cola Enterprises, Inc.	756,646
5,700	Constellation Brands, Inc. Class A	869,136
8,600	Dr Pepper Snapple Group, Inc.	807,024
9,300	McCormick & Co., Inc.	818,121
8,800	The Hershey Co.	775,368

		6,462,551

Consumer Services – 6.9%
11,800	Marriott International, Inc. Class A	723,104
4,200	Panera Bread Co. Class A*	814,800
42,800	Regal Entertainment Group Class A	738,300
30,050	Rollins, Inc.	827,877
30,800	Service Corp. International	745,052
11,100	Wyndham Worldwide Corp.	720,390

		4,569,523

Distribution Services – 1.2%
4,000	W.W. Grainger, Inc.	786,760

Electronic Technology – 8.2%
15,300	Amphenol Corp. Class A	758,421
38,300	Cadence Design Systems, Inc.*	749,148
9,100	Harris Corp.	791,427
18,700	Linear Technology Corp.	799,051
11,700	Motorola Solutions, Inc.	781,209
8,800	Rockwell Collins, Inc.	711,744
3,600	TransDigm Group, Inc.*	809,028

		5,400,028

Finance – 9.7%
6,300	Boston Properties, Inc.	732,123
12,400	CBOE Holdings, Inc.	826,088
9,300	Crown Castle International Corp.	801,660
8,300	Erie Indemnity Co. Class A	797,713
5,400	Federal Realty Investment Trust	814,482
3,200	Intercontinental Exchange, Inc.	844,160
10,000	Morningstar, Inc.	804,100
11,000	T. Rowe Price Group, Inc.	780,450

		6,400,776

Health Services* – 3.5%
13,400	Cerner Corp.	777,334
12,000	Health Net, Inc.	794,640

Shares	Description	Value
Common Stocks – (continued)
Health Services* – (continued)
6,500	Laboratory Corp. of America Holdings	$ 730,275

		2,302,249

Health Technology – 8.0%
8,700	Bio-Techne Corp.	719,403
4,300	C. R. Bard, Inc.	788,061
13,300	DENTSPLY International, Inc.	783,237
7,400	Sirona Dental Systems, Inc.*	786,546
13,200	St. Jude Medical, Inc.	697,752
5,800	The Cooper Cos., Inc.	760,670
7,900	Zimmer Biomet Holdings, Inc.	784,154

		5,319,823

Process Industries – 2.2%
15,700	Crown Holdings, Inc.*	720,316
18,400	RPM International, Inc.	722,200

		1,442,516

Producer Manufacturing – 10.2%
10,200	A.O. Smith Corp.	712,470
31,100	Allison Transmission Holdings, Inc.	739,869
15,000	AMETEK, Inc.	705,750
17,700	Armstrong World Industries, Inc.*	684,636
11,100	Graco, Inc.	806,748
10,500	IDEX Corp.	761,355
2,400	Mettler-Toledo International, Inc.*	750,840
16,900	PACCAR, Inc.	829,283
7,400	Valmont Industries, Inc.	788,766

		6,779,717

Retail Trade – 10.9%
1,100	AutoZone, Inc.*	844,129
10,533	Dollar Tree, Inc.*	856,544
19,300	Dunkin’ Brands Group, Inc.	759,648
12,400	Foot Locker, Inc.	837,744
16,100	Nordstrom, Inc.	790,510
3,200	O’Reilly Automotive, Inc.*	834,880
14,900	Ross Stores, Inc.	838,274
3,000	The Sherwin-Williams Co.	767,010
13,800	Williams-Sonoma, Inc.	712,908

		7,241,647

Technology Services – 6.2%
2,900	Alliance Data Systems Corp.*	579,391
8,700	Fiserv, Inc.*	822,672
9,600	NetSuite, Inc.*	665,952
14,800	Paychex, Inc.	708,328
22,700	PTC, Inc.*	672,147
16,000	Total System Services, Inc.	642,560

		4,091,050

Transportation – 1.2%
13,900	Landstar System, Inc.	797,999

TOTAL COMMON STOCKS
(Cost $53,285,997)		$60,727,226

Exchange Traded Fund – 4.4%
34,400	iShares Russell Midcap Growth Index Fund	$ 2,925,032
(Cost $3,272,946)

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$ 1,570,000	0.010%	02/01/16	$ 1,570,000
Maturity Value: $1,570,000 (Cost $1,570,000)

TOTAL INVESTMENTS
(Cost $58,128,943)			$65,222,258

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			997,057

NET ASSETS – 100.0%			$66,219,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $1,460,000 U.S. Treasury Note, 3.500%, due 05/15/20 with a market value of $1,604,895.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$58,137,465
Gross unrealized gain	10,446,139
Gross unrealized loss	(3,361,346)
Net unrealized security gain	$7,084,793

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.6%
Auto – 2.6%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%	12/20/21	$ 5,210,194
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
7,414	1.180	08/15/17	7,414
CPS Auto Trust Series 2012-B, Class A(a)
506,909	2.520	09/16/19	507,450
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
1,167,449	1.320	01/15/19	1,163,947
Flagship Credit Auto Trust Series 2013-1, Class A(a)
191,290	1.320	04/16/18	191,135
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,018,660
Hertz Vehicle Financing II LP Series 2015-2A, Class A(a)
5,000,000	2.020	09/25/19	4,985,536
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,497,345
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,358,912

			26,940,593

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
24,765	5.681	08/10/16	25,237

Credit Card – 0.6%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,769,699

Equipment(a) – 1.1%
Cronos Containers Program Ltd. Series 2013-1A, Class A
725,000	3.080	04/18/28	716,603
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,351,852	3.270	11/18/29	4,313,124
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
3,258,333	1.950	11/25/39	3,222,518
Global SC Finance SRL Series 2013-1A, Class A
3,175,500	2.980	04/17/28	3,094,251

			11,346,496

Home Equity – 5.1%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.202	01/25/35	1,182,447
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,553,062	5.440	05/25/34	1,552,093
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,547,073	5.907	06/25/32	2,472,954
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	0.882	12/25/33	4,007,733
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
1,446,573	1.262	10/25/34	1,441,751
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
3,191,917	1.517	08/25/35	3,080,938

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
$ 784,936	0.627%	02/25/37	$ 551,774
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
483,803	4.250	09/25/33	487,488
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	447,809
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
3,820,000	2.074	03/17/33	3,754,873
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,374,643	1.576	12/17/30	3,326,581
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,410,891	1.776	06/17/32	4,315,689
Irwin Home Equity Series 2005-A, Class A3(b)
1,257,353	1.182	02/25/34	1,214,547
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.652	07/25/36	3,127,169
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	1.097	12/25/34	5,860,231
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,522,000	3.067	11/12/32	3,548,066
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
356,430	4.814	11/25/35	359,621
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,102,333
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
302,737	3.900	03/25/33	308,280
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,245,432	5.490	10/25/33	2,342,198
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
43,850	8.480	09/25/30	43,698
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,461,319	6.740	07/25/29	2,529,154
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,216,124	1.547	06/25/33	1,187,223
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,196,326	5.250	06/25/35	1,216,977
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
249,766	4.300	09/25/36	256,827
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.672	07/25/36	2,652,818

			52,371,272

Manufactured Housing – 0.3%
Green Tree Financial Corp. Series 1993-4, Class A5
63,172	7.050	01/15/19	64,320
Green Tree Financial Corp. Series 1997-3, Class A6
20,654	7.320	03/15/28	21,447
Green Tree Financial Corp. Series 1998-3, Class A5
1,739,063	6.220	03/01/30	1,833,993
Green Tree Financial Corp. Series 1998-3, Class A6(b)
217,214	6.760	03/01/30	231,905

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Lehman Manufactured Housing Contract Series 2001-B, Class A3
$ 128,260	4.350%	04/15/40	$ 130,183
Mid-State Trust Series 11, Class A1
273,637	4.864	07/15/38	290,791

			2,572,639

Other – 2.2%
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
687,844	2.553	03/09/47	683,411
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,380,312	2.980	01/15/45	5,378,506
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,156,480
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,416,667	3.270	11/21/39	4,374,987
Textainer Marine Containers Ltd. Series 2014-1A, Class A(a)
4,340,000	3.270	10/20/39	4,298,021

			22,891,405

Student Loans – 1.7%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	7,857,057
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.371	10/30/45	780,645
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,474,589
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,877,839	1.803	01/25/36	4,441,438

			17,553,729

TOTAL ASSET-BACKED SECURITIES
(Cost $136,366,417)			$139,471,070

Municipal Bond Obligations – 8.0%
California – 1.5%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 4,897,520
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,232,054
11,420,000	0.000	09/01/43	2,218,792
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,901,380
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,124,849

			15,374,595

District of Columbia – 0.6%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,758,100

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
$ 2,000,000	4.700%	07/01/19	$ 2,158,660

Idaho – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,621,807

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,169,443
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,229,060

			2,398,503

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,060,950

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,112,660

Michigan – 0.1%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,631,775

Missouri – 1.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,323,150
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,070,760
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,286,640
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,480,159
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,858,932

			12,019,641

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,852,720

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
$ 3,000,000	1.802%	06/15/17	$ 3,013,650
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,343,562

			4,357,212

New York – 0.6%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,282,500
1,055,000	5.008	06/01/22	1,220,234
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,643,576

			6,146,310

Ohio – 0.5%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,621,475
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,140,379

			4,761,854

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,745,920

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	662,750
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,050,914

			2,713,664

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,182,412

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
2,610,000	4.000	07/01/34	2,702,551

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,015,780

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $73,734,914)			$ 81,615,114

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 19.8%
Collateralized Mortgage Obligations – 12.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,556,017	2.778%	04/25/35	$ 1,551,293
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
2,575,228	3.000	04/25/45	2,609,310
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
7,000,000	3.500	12/25/45	7,130,704
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,671,328	6.000	02/25/34	1,770,121
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
816,702	5.500	11/25/20	819,754
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
162,823	6.000	04/25/36	166,651
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
2,584,389	1.122	09/25/34	2,501,616
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,138,496	2.610	11/25/35	1,672,236
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
455,024	5.750	01/25/34	473,287
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
42,217	5.500	08/25/21	42,413
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,103,801	6.750	08/25/34	1,132,134
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
855,345	3.011	12/25/35	759,977
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
343,766	3.016	04/25/37	334,644
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,086,162	0.772	07/25/36	1,063,630
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)
5,043,254	3.500	06/25/58	5,135,055
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
135,050	5.500	07/25/36	134,951
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
275,533	5.250	09/25/19	279,871
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
111,870	6.500	08/25/32	112,781
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
288,412	6.000	07/25/37	299,668
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
189,584	4.750	01/25/19	191,501
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,236,555	5.500	12/25/35	1,109,023
Countrywide Home Loans Trust Series 2005-6, Class 2A1
283,354	5.500	04/25/35	278,461
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,821,207	0.962	03/25/35	1,692,018
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
389,635	5.250	07/25/33	400,464
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
5,244,224	5.500	07/25/35	5,347,161
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,531,155	3.000	06/25/43	3,520,671
FHLMC REMIC PAC Series 1579, Class PM
139,406	6.700	09/15/23	157,270

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2103, Class TE
$ 100,026	6.000%	12/15/28	$ 113,630
FHLMC REMIC PAC Series 2110, Class PG
495,294	6.000	01/15/29	563,115
FHLMC REMIC Series 2391, Class Z
1,330,203	6.000	12/15/31	1,510,403
FHLMC REMIC Series 2603, Class C
564,927	5.500	04/15/23	612,758
FHLMC REMIC Series 2677, Class BC
133,860	4.000	09/15/18	137,239
FHLMC REMIC Series 2866, Class DH
463,727	4.000	09/15/34	483,169
FHLMC REMIC Series 4272, Class DG
2,892,509	3.000	04/15/43	2,967,176
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,075,049	5.500	05/25/35	1,847,998
FNMA REMIC FNIC PAC Series 2001-45, Class WG
173,884	6.500	09/25/31	198,854
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,438,092
FNMA REMIC PAC Series 2003-14, Class AP
104,086	4.000	03/25/33	109,788
FNMA REMIC PAC Series 2004-53, Class NC
739,796	5.500	07/25/24	808,446
FNMA REMIC Series 2002-73, Class OE
308,117	5.000	11/25/17	316,373
FNMA REMIC Series 2002-82, Class XE
290,868	5.000	12/25/17	296,376
FNMA REMIC Series 2003-83, Class PG
99,625	5.000	06/25/23	104,448
FNMA Series 2003-W6, Class 2A32
171,922	6.500	09/25/42	199,187
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,130,140	0.762	12/25/34	1,016,199
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
209,586	2.261	06/25/34	199,614
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
238,595	1.122	06/25/34	234,295
Impac CMB Trust Series 2003-2F, Class A(b)
601,858	5.730	01/25/33	626,318
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,849,632	1.062	09/25/34	1,762,936
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,973,643	4.996	09/25/34	2,898,679
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
146,788	5.196	08/25/34	150,892
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,719,020	6.000	03/25/36	1,444,958
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
583,068	4.824	04/25/37	519,461
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
2,842,856	3.454	07/25/43	2,896,316
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
3,463,451	3.000	06/25/29	3,540,025
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
4,824,453	3.500	10/25/45	4,914,101

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Lehman XS Trust Series 2005-1, Class 1A4(b)
$ 294,338	0.932%	07/25/35	$ 284,124
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.042	08/25/33	201,757
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
752,868	2.615	07/25/33	739,266
Master Alternative Loans Trust Series 2004-4, Class 1A1
216,538	5.500	05/25/34	219,222
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,324,036	6.500	05/25/34	1,371,292
Master Alternative Loans Trust Series 2004-9, Class A6(c)
519,676	5.143	08/25/34	542,235
Master Asset Securitization Trust Series 2003-10, Class 3A1
109,165	5.500	11/25/33	108,822
Master Asset Securitization Trust Series 2003-7, Class 1A1
182,634	5.500	09/25/33	182,215
Master Asset Securitization Trust Series 2004-3, Class 5A1
10,418	6.250	01/25/32	10,518
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
373,977	1.797	03/25/33	341,793
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,604,244	5.566	11/25/35	1,583,742
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,362,087	6.000	08/25/37	1,221,064
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,302,840	3.250	07/25/43	3,348,123
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.277	02/25/35	1,314,828
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,485,863	2.672	05/25/38	1,401,392
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,213,729	5.705	11/25/21	1,105,340
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
45,865	5.311	07/25/35	47,304
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
832,762	4.750	04/25/33	842,183
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,165,862	5.750	02/25/34	2,240,926
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
344,796	0.922	07/25/35	276,535
Residential Asset Securitization Trust Series 2004-A6, Class A1
473,307	5.000	08/25/19	473,855
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
255,983	5.500	11/25/35	237,682
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
807,304	5.750	12/25/35	748,485
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
396,059	5.500	12/25/21	402,515
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
708,635	1.022	11/20/34	675,764

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
$ 2,500,000	3.500%	04/25/42	$ 2,537,281
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
2,679,369	3.500	05/25/45	2,754,895
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
4,649,477	3.000	07/25/45	4,685,088
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
3,894,901	3.000	11/25/30	3,973,938
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,327,345	2.611	10/25/34	1,341,429
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
313,745	2.599	04/25/34	310,699
Structured Asset Securities Corp. Series 2003-29, Class 5A4
956,812	5.250	09/25/33	994,898
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
553,230	2.530	10/25/33	545,410
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
897,455	2.614	11/25/33	882,489
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
426,184	2.786	11/25/33	418,457
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
431,541	5.710	06/25/34	434,398
Structured Asset Securities Corp. Series 2005-6, Class 5A2
72,513	5.000	05/25/35	73,935
Structured Asset Securities Corp. Series 2005-6, Class 5A4
100,604	5.000	05/25/35	101,585
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
8,450,587	2.750	04/25/55	8,422,347
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
577,135	5.500	06/25/20	560,257
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
521,755	2.736	09/25/35	506,635
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
462,379	5.250	03/25/37	474,130
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
5,383,027	3.500	08/20/45	5,480,621

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $120,277,940)			$ 129,016,985

Commercial Mortgage Obligations – 5.6%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,131,072
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,103,406
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,585,871
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,095,235

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2012-CR2, Class A2
$ 1,682,598	2.025%		08/15/45	$ 1,689,605
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801		10/15/45	995,775
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122		03/10/46	2,043,313
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928		02/10/47	5,119,589
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	717,528
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046		04/15/47	1,549,868
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,963,536
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868		11/15/45	3,008,074
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,115,244
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	8,081,103
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,122,612
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
882,361	1.524		01/10/45	882,824
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,529,021
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,622,960

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $57,680,138)				$ 57,356,636

Mortgage-Backed Pass-Through Obligations – 1.6%
FHLMC
$ 2,603	8.500%		02/01/19	$ 2,626
12,624	8.500		03/01/21	12,771
254,570	7.000		05/01/26	289,297
3,773	7.000		10/01/30	3,784
36,788	7.500		12/01/30	44,715
67,380	7.500		01/01/31	84,409
105,014	7.000		08/01/31	121,370
1,336,110	5.000		05/01/33	1,494,650
302,849	2.479	(b)	05/01/34	320,208
312,008	2.414	(b)	01/01/36	333,936
4,683,238	2.752	(b)	07/01/45	4,800,413
FNMA
5,683	9.000		11/01/21	5,740
51,116	9.000		02/01/25	56,800
12,699	6.500		03/01/26	14,522
1,982,277	2.500		05/01/28	2,020,628
14,448	8.000		07/01/28	14,974
43,168	6.500		10/01/28	49,936
37,182	2.455	(b)	12/01/28	38,113

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 59,206	6.000%		07/01/29	$ 66,971
13,354	7.500		09/01/29	13,562
43,179	7.000		03/01/31	48,433
14,229	7.500		03/01/31	16,659
19,872	7.000		11/01/31	20,439
39,480	7.000		01/01/32	40,592
182,938	6.000		12/01/32	208,891
54,653	1.811	(b)	02/01/33	57,220
169,310	5.000		07/01/33	186,837
298,000	2.615	(b)	10/01/34	316,454
266,309	2.522	(b)	02/01/35	279,825
4,220,596	3.500		07/01/35	4,466,602
GNMA
112,898	8.000		02/15/22	123,641
37,877	7.500		08/20/25	44,342
181,380	7.500		07/20/26	217,879
119,840	6.500		04/15/31	137,296
216,740	6.500		05/15/31	248,311

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $15,639,927)				$ 16,202,846

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $193,598,005)				$202,576,467

Corporate Obligations – 44.5%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,091,905
United Technologies Corp.
2,000,000	5.700		04/15/40	2,363,040

				3,454,945

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000		04/01/35	1,802,462
Hyundai Capital America(a)
2,900,000	2.550		02/06/19	2,904,414

				4,706,876

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800		08/20/32	5,817,802
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	579,060

				6,396,862

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,547,902

Chemicals – 0.3%
FMC Corp.
3,000,000	5.200		12/15/19	3,235,317

Commercial Banks – 3.9%
Citizens Bank NA
3,000,000	2.450		12/04/19	3,000,978

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Commonwealth Bank of Australia(a)
$ 3,400,000	2.250%	03/16/17	$ 3,440,304
Credit Suisse New York
3,000,000	3.000	10/29/21	3,037,248
Deutsche Bank AG
2,000,000	3.125	01/13/21	1,981,000
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,339,361
KeyBank NA
5,500,000	2.250	03/16/20	5,492,366
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,944,110
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,856,527
PNC Bank NA
1,900,000	6.875	04/01/18	2,084,019
2,500,000	2.950	01/30/23	2,465,573
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,548,231
U.S. Bancorp
2,050,000	3.600	09/11/24	2,121,623
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,307,928

			39,619,268

Commercial Services – 1.2%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,330,078
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,479,487
Northwestern University
1,000,000	4.643	12/01/44	1,163,900
The ADT Corp.
2,000,000	2.250	07/15/17	1,985,000

			11,958,465

Communications Equipment – 0.6%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,969,236
2,000,000	2.450	06/15/20	2,044,204
Juniper Networks, Inc.
1,220,000	3.300	06/15/20	1,225,179

			6,238,619

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	321,422

Diversified Manufacturing – 0.6%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,791,578
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,105,906

			5,897,484

Electric – 1.7%
Duke Energy Progress LLC
2,000,000	2.800	05/15/22	2,029,252

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Emerson Electric Co.
$ 1,000,000	6.125%		04/15/39	$ 1,246,154
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,069,340
Ohio Power Co.
2,870,000	5.850		10/01/35	3,244,489
PacifiCorp
2,000,000	3.850		06/15/21	2,140,500
1,900,000	6.100		08/01/36	2,379,136
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,200,156
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	452,121

				17,761,148

Financial – 8.9%
Abbey National Treasury Services PLC
1,000,000	3.050		08/23/18	1,030,383
Air Lease Corp.
3,000,000	3.375		01/15/19	2,975,625
1,175,000	3.875		04/01/21	1,175,000
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,724,901
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,506,050
Bank of America Corp.
2,000,000	5.700		01/24/22	2,254,080
3,000,000	3.875		08/01/25	3,032,115
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,154,781
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,500,885
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,147,779
3,000,000	5.875		03/15/21	3,466,122
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,327,814
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,024,982
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,509,025
3,000,000	5.500		09/13/25	3,218,781
CME Group, Inc.
1,685,000	3.000		09/15/22	1,727,361
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,061,940
2,500,000	4.134		08/04/25	2,480,862
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,825,800
GE Capital International Funding Co.(a)
2,228,000	0.964		04/15/16	2,229,032
General Electric Co.(b)
150,000	0.890		12/20/16	149,880
1,894,000	5.000		12/29/49	1,946,085
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,593,767
JPMorgan Chase & Co.
300,000	6.000		01/15/18	323,277
1,600,000	2.250		01/23/20	1,586,880
2,000,000	4.350		08/15/21	2,135,914
150,000	1.619	(b)	04/26/23	147,339

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Legg Mason, Inc.
$ 3,895,000	5.625%	01/15/44	$ 3,752,400
Merrill Lynch & Co., Inc.
1,270,000	6.875	04/25/18	1,393,585
1,270,000	6.500	07/15/18	1,399,228
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,658,897
1,875,000	4.100	05/22/23	1,898,068
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000	01/27/20	5,012,620
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	12/31/49	2,680,625
The Charles Schwab Corp.
2,500,000	1.500	03/10/18	2,508,622
2,500,000	3.225	09/01/22	2,576,597
Toyota Motor Credit Corp.
1,000,000	2.000	10/24/18	1,010,725
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,535,520
1,500,000	4.650	11/04/44	1,455,689

			91,139,036

Food – 0.7%
Campbell Soup Co.
235,000	3.050	07/15/17	240,615
Danone SA(a)
2,700,000	3.000	06/15/22	2,749,626
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	3,906,098

			6,896,339

Hardware – 1.0%
Intel Corp.
400,000	1.350	12/15/17	401,781
5,000,000	3.100	07/29/22	5,174,060
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,516,305

			10,092,146

Health Technology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,532,824
Gilead Sciences, Inc.
300,000	3.050	12/01/16	304,976

			1,837,800

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,936,631

Healthcare-Services – 0.8%
Laboratory Corp. of America Holdings
100,000	3.125	05/15/16	100,523
Mayo Clinic
2,600,000	3.774	11/15/43	2,519,322
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,627,519

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – (continued)
UnitedHealth Group, Inc.
$ 250,000	1.400%	10/15/17	$ 249,998

			8,497,362

Household Products – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,254,305

Industrial – 0.5%
Joy Global, Inc.
2,860,000	5.125	10/15/21	2,045,586
Receipts on Corporate Securities Trust NSC-1998-1
540,911	6.375	05/15/17	553,501
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,862,902

			5,461,989

Insurance – 3.6%
American International Group, Inc.
2,000,000	3.750	07/10/25	1,918,354
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,579,485
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,203,245
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,550,637
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	1,370,000
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,140,474
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,017,470
MetLife, Inc.
2,055,000	10.750	08/01/69	3,155,453
PartnerRe Finance B LLC
525,000	5.500	06/01/20	578,868
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	2,006,720
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,097,500
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,235,040
2,100,000	5.000	06/01/21	2,310,456
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,308,671
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,266,559
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,344,763

			37,083,695

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,210,065
CBS Corp.
2,500,000	7.875	09/01/23	3,044,990

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Time Warner, Inc.
$ 4,380,000	3.600%	07/15/25	$ 4,251,894

			8,506,949

Metals & Mining – 1.4%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	640,000
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,287,500
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	2,651,388
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	2,940,000
The Timken Co.
2,000,000	3.875	09/01/24	1,925,152
2,750,000	6.875	05/08/28	3,342,124

			13,786,164

Oil & Gas – 2.9%
Apache Corp.
2,835,000	5.100	09/01/40	2,138,523
1,360,000	7.375	08/15/47	1,343,623
BP Capital Markets PLC
3,835,000	3.245	05/06/22	3,764,912
3,250,000	2.750	05/10/23	3,041,750
Energen Corp.
2,000,000	4.625	09/01/21	1,569,282
Halliburton Co.
5,000,000	5.000	11/15/45	4,458,455
Hess Corp.
2,115,000	7.875	10/01/29	2,038,187
Marathon Oil Corp.
2,000,000	2.700	06/01/20	1,535,054
Marathon Petroleum Corp.
2,000,000	2.700	12/14/18	1,966,676
Phillips 66
3,000,000	4.650	11/15/34	2,625,651
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	647,965
Statoil ASA
2,360,000	2.250	11/08/19	2,353,151
Tosco Corp.
2,095,000	8.125	02/15/30	2,349,798

			29,833,027

Pharmaceuticals – 1.2%
Actavis Funding SCS
2,000,000	2.450	06/15/19	2,005,514
AstraZeneca PLC
500,000	5.900	09/15/17	535,650
3,000,000	1.950	09/18/19	2,987,754
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,027,614
Johnson & Johnson
400,000	5.150	07/15/18	438,771
McKesson Corp.
225,000	3.250	03/01/16	225,415
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,999,805

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pharmacia Corp.
$ 475,000	6.500%	12/01/18	$ 536,072

			12,756,595

Pipelines – 1.9%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,671,732
DCP Midstream LLC
3,397,000	8.125	08/16/30	2,529,892
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,016,648
Energy Transfer Partners LP
3,000,000	4.900	03/15/35	2,093,586
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	3,274,102
ONEOK Partners LP
875,000	8.625	03/01/19	937,565
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	605,944
1,450,000	7.625	04/01/37	1,361,343
TransCanada Pipelines Ltd.
2,500,000	4.875	01/15/26	2,524,860
Williams Partners LP
3,390,000	4.500	11/15/23	2,509,600

			19,525,272

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	3,797,677

Real Estate – 4.0%
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	1,993,690
CBRE Services, Inc.
4,700,000	4.875	03/01/26	4,771,210
Columbia Property Trust Operating Partnership LP
2,000,000	4.150	04/01/25	2,029,160
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,274,283
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,243,677
1,685,000	4.650	03/15/24	1,665,616
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,944,081
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,005,872
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,235,007
2,800,000	4.450	03/15/24	2,831,962
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,501,886
Select Income REIT
3,000,000	4.150	02/01/22	2,924,706
Simon Property Group LP
2,815,000	3.750	02/01/24	2,935,848
UDR, Inc.
2,640,000	3.750	07/01/24	2,686,638
Ventas Realty LP
2,910,000	3.500	02/01/25	2,816,676

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Washington Real Estate Investment Trust
$ 1,580,000	3.950%	10/15/22	$ 1,581,433
Weingarten Realty Investors
1,000,000	3.850	06/01/25	988,940
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,004,690
1,575,000	4.000	02/01/25	1,505,103

			40,940,478

Retail – 0.9%
CVS Pass-Through Trust(a)
3,146,658	7.507	01/10/32	3,783,416
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,037,135
Ralph Lauren Corp.
2,800,000	2.625	08/18/20	2,849,266
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,586,463

			9,256,280

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750	02/01/20	615,666

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,870,336

Telecommunications – 1.4%
AT&T, Inc.
4,000,000	4.800	06/15/44	3,553,748
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	2,969,521
SBA Tower Trust(a)
3,240,000	5.101	04/15/42	3,287,509
Verizon Communications, Inc.
4,630,000	4.150	03/15/24	4,800,981

			14,611,759

Transportation – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950	09/15/41	1,264,911
Union Pacific Corp.
500,000	4.750	09/15/41	532,363

			1,797,274

Utilities – 1.9%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,841,217
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,141,849
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,100,659
Gulf Power Co.
1,250,000	4.550	10/01/44	1,262,786
KeySpan Corp.
3,375,000	8.000	11/15/30	4,475,108
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,034,497

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – (continued)
Pacific Gas & Electric Co.
$ 2,000,000	6.350%	02/15/38	$ 2,508,764
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,141,924

			19,506,804

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,527,835
Canadian Pacific Railway Co.
2,575,000	4.800	08/01/45	2,582,287
UBS AG
7,161,000	7.375	06/15/17	7,684,484

			11,794,606

TOTAL CORPORATE OBLIGATIONS
(Cost $464,634,922)			$ 454,936,498

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 244,768
(Cost $236,971)

U.S. Government Agency Obligations – 3.5%
FFCB
$ 150,000	1.290%	09/25/18	$ 150,001
350,000	1.420	10/22/19	349,743
2,860,000	5.190	04/22/21	3,367,221
FHLB
2,650,000	7.125	02/15/30	3,945,887
FHLMC
2,500,000	5.000	02/16/17	2,609,303
5,500,000	5.500	08/23/17	5,903,716
3,000,000	4.875	06/13/18	3,275,091
FNMA
4,500,000	5.000	02/13/17	4,695,161
3,000,000	5.000	05/11/17	3,161,931
6,000,000	5.375	06/12/17	6,374,214
Tennessee Valley Authority
1,546,990	4.929	01/15/21	1,670,749
836,492	5.131	01/15/21	905,502

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,108,601)			$ 36,408,519

U.S. Treasury Obligations – 3.6%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$ 3,480,234
3,000,000	2.750	08/15/42	3,016,875
United States Treasury Inflation Protected Securities
303,050	0.125	04/15/17	303,263
369,644	0.125	04/15/18	371,406
United States Treasury Notes
2,000,000	2.750	11/30/16	2,034,844
10,000,000	0.750	12/31/17	9,991,410
6,000,000	1.375	09/30/18	6,070,548
8,000,000	2.125	08/31/20	8,286,560

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$ 3,000,000	1.750%	10/31/20	$ 3,055,431

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,162,283)			$ 36,610,571

Shares	Description	Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	$ 5,065,273
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co.
$ 39,679,000	0.010%	02/01/16	$ 39,679,000
Maturity Value: $10,087,000 (Cost $10,87,000)

TOTAL INVESTMENTS
(Cost $984,482,157)			$ 996,607,280

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			26,189,497

NET ASSETS – 100.0%			$1,022,796,777

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $179,753,030, which represents approximately 17.5% of net assets as of January 31, 2016.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2016.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $36,820,000 U.S. Treasury Bond, 3.500%, due 05/15/20 with a market value of $40,474,127.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$991,668,072
Gross unrealized gain	38,355,735
Gross unrealized loss	(33,416,527)
Net unrealized security gain	$4,939,208

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.1%
Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
$ 9,906	5.681%	08/10/16	$ 10,095

Home Equity(a) – 3.1%
Argent Securities, Inc. Series 2004-W5, Class AV3B
1,608,935	1.322	04/25/34	1,554,425
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.322	11/25/34	500,424
Lehman XS Trust Series 2005-7N, Class 1A1A
205,612	0.692	12/25/35	176,048
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
383,537	1.502	03/25/33	372,812
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	1.822	07/25/34	222,753
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
157,115	1.222	09/25/34	146,386

			2,972,848

TOTAL ASSET-BACKED SECURITIES (Cost $2,621,687)			$ 2,982,943

Mortgage-Backed Obligations – 24.3%
Collateralized Mortgage Obligations – 16.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 223,029	2.778%	04/25/35	$ 222,352
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
1,317,451	2.654	02/25/45	1,330,504
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
182,261	6.000	02/25/34	193,035
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
345,864	3.033	11/25/33	344,930
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
17,073	2.746	09/20/34	16,915
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
116,913	3.217	11/25/34	114,229
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
107,894	2.720	09/25/34	107,267
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
99,646	5.375	01/25/35	100,830
FHLMC REMIC PAC Series 023, Class PK
152,694	6.000	11/25/23	167,510
FHLMC REMIC PAC Series 159, Class H
9,341	4.500	09/15/21	9,739
FHLMC REMIC PAC Series 2022, Class PE
30,855	6.500	01/15/28	35,421
FHLMC REMIC PAC Series 2109, Class PE
65,995	6.000	12/15/28	74,696
FHLMC REMIC PAC Series 2345, Class PQ
1,103	6.500	08/15/16	1,123
FHLMC REMIC Series 2830, Class DA
15,674	5.000	07/15/19	16,382
FHLMC REMIC Series 2972, Class CA
19,668	4.500	05/15/20	20,097

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 3816, Class HA
$1,074,569	3.500%	11/15/25	$ 1,151,185
FHLMC REMIC Series 3968, Class AT
131,610	3.500	03/15/38	133,180
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
612,946	2.712	09/25/33	612,292
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
10,939	0.000	06/25/22	10,514
FNMA REMIC PAC Series 1992-129, Class L
58,854	6.000	07/25/22	63,755
FNMA REMIC PAC Series 2001-71, Class MB
8,823	6.000	12/25/16	8,985
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	637,193
FNMA REMIC PAC Series 2003-14, Class AP
139,947	4.000	03/25/33	147,614
FNMA REMIC Series 1991-137, Class H
26,798	7.000	10/25/21	29,406
FNMA REMIC Series 1993-182, Class FA(a)
11,502	1.450	09/25/23	11,612
GNMA Series 2009-65, Class AF
200,309	4.000	07/20/39	213,334
GNMA Series 2010-115, Class QJ
288,703	3.500	11/20/38	300,594
GNMA Series 2010-14, Class PA
141,137	3.000	02/20/40	144,940
GNMA Series 2010-89, Class GL
712,632	4.000	05/20/39	739,028
GSR Mortgage Loan Trust Series 2003-6F, Class A1
70,092	3.000	09/25/32	69,002
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
67,856	5.500	03/25/19	69,224
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
427,076	0.862	05/25/35	388,182
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,029,080	3.204	01/25/36	943,167
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
875,891	1.122	06/25/34	860,106
Impac CMB Trust Series 2003-2F, Class A(a)
372,579	5.730	01/25/33	387,721
Impac CMB Trust Series 2003-8, Class 2A1(a)
149,095	1.322	10/25/33	143,088
Impac CMB Trust Series 2004-7, Class 1A1(a)
120,717	1.162	11/25/34	113,476
Impac CMB Trust Series 2005-2, Class 2A2(a)
147,979	1.222	04/25/35	134,693
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
911,479	0.772	05/25/36	822,611
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
177,020	2.809	10/25/34	169,762
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
228,825	2.778	04/21/34	229,408
Master Alternative Loans Trust Series 2004-9, Class A6(d)
110,234	5.143	08/25/34	115,020
Master Asset Securitization Trust Series 2004-3, Class 5A1
4,954	6.250	01/25/32	5,002
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,412,044	1.062	02/25/35	1,373,675
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,214,565	1.202	02/25/35	1,138,384

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
$ 50,090	3.350%		09/25/34	$ 49,419
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
61,828	4.750		04/25/34	62,925
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
175,335	4.500		04/25/19	176,677
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
9,827	6.250		12/25/23	10,023
Sequoia Mortgage Trust Series 10, Class 1A(a)
67,957	1.230		10/20/27	66,216
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
146,828	1.062		06/20/33	139,461
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
501,875	2.530		10/25/33	494,781
Vendee Mortgage Trust Series 1996-2, Class 1Z
118,574	6.750		06/15/26	136,432
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
40,759	5.000		05/25/18	41,419
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
86,774	5.750		09/25/18	87,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,892,674)				$15,186,453

Mortgage-Backed Pass-Through Obligations – 8.3%
FHLMC
$ 8,581	5.500%		08/01/17	$ 8,733
26,011	6.000		10/01/23	29,271
48,378	5.000		05/01/27	53,056
708,437	2.500		04/01/28	722,164
945,388	2.752	(a)	07/01/45	969,042
FNMA
1,944	6.000		07/01/16	1,953
56,515	5.500		05/01/19	58,726
56,061	5.500		06/01/20	58,134
543	9.000		07/01/24	547
1,312,005	2.500		03/01/28	1,337,354
2,188,653	2.500		05/01/28	2,230,905
4,400	2.455	(a)	12/01/28	4,510
801,869	2.500		01/01/30	814,837
6,022	7.000		11/01/31	6,194
241,464	6.000		07/01/33	273,707
158,752	2.483	(a)	02/01/34	169,096
138,955	2.615	(a)	10/01/34	147,561
970,252	3.500		08/01/35	1,026,805
GNMA(a)
205	2.000		11/20/24	211
505	3.000		12/20/24	529
8,165	1.750		04/20/26	8,433
6,697	1.875		08/20/26	6,844
8,859	1.750		01/20/28	9,105

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $7,889,115)				$ 7,937,717

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $21,781,789)				$23,124,170

U.S. Government Agency Obligations – 50.0%
FFCB
$ 1,000,000	0.690%		05/16/17	$ 999,003
1,500,000	1.580		02/26/19	1,500,671

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB
$1,000,000	0.580%	01/09/17	$ 998,438
3,250,000	4.875	05/17/17	3,423,056
1,600,000	1.375	10/13/17	1,603,088
1,500,000	1.125	04/25/18	1,508,648
2,500,000	2.000	09/13/19	2,571,087
1,000,000	4.125	12/13/19	1,108,112
1,000,000	1.000 (d)	02/27/20	1,000,458
FHLMC
1,000,000	1.000	03/08/17	1,002,739
2,000,000	1.250	05/12/17	2,012,246
1,000,000	1.000	06/29/17	1,003,155
1,150,000	1.000	07/28/17	1,153,989
2,000,000	1.750	05/30/19	2,037,192
1,500,000	1.250	08/01/19	1,505,190
1,000,000	1.250	10/02/19	1,000,870
1,500,000	1.650	11/15/19	1,500,071
1,000,000	1.650	04/29/20	1,002,538
1,000,000	5.400	03/17/21	1,005,393
FNMA
1,000,000	1.125	04/27/17	1,004,839
1,200,000	1.000	09/20/17	1,203,480
1,200,000	0.875	10/26/17	1,201,484
1,000,000	0.875	12/20/17	1,001,061
1,000,000	0.875	02/08/18	1,000,507
1,500,000	1.150	05/18/18	1,500,354
1,000,000	1.150	11/23/18	1,001,452
1,750,000	1.625	11/27/18	1,780,387
1,000,000	1.125	12/14/18	1,002,304
1,000,000	1.500	01/30/19	1,005,562
2,000,000	1.875	02/19/19	2,045,666
1,500,000	1.750	11/26/19	1,527,612
1,000,000	2.000	12/30/19	1,008,960
1,000,000	1.625	01/21/20	1,012,959
1,000,000	1.500	06/22/20	1,005,171
1,000,000	1.750	11/20/20	1,011,826
389,000	2.500	12/27/24	385,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,468,669)			$47,635,257

U.S. Treasury Obligations – 18.8%
United States Treasury Inflation Protected Securities
$ 858,908	2.625%	07/15/17	$ 898,979
1,026,790	0.125	04/15/18	1,031,684
880,552	1.375	07/15/18	918,044
884,408	2.125	01/15/19	943,461
1,012,940	0.125	04/15/19	1,018,281
1,426,880	1.375	01/15/20	1,503,408
United States Treasury Notes
3,000,000	0.750	03/31/18	2,994,960
2,000,000	1.375	06/30/18	2,024,140
1,000,000	1.375	02/28/19	1,010,703
1,500,000	1.250	04/30/19	1,509,199
1,000,000	1.000	09/30/19	995,156
1,000,000	1.500	10/31/19	1,012,539
1,000,000	1.125	12/31/19	997,422
1,000,000	1.625	06/30/20	1,014,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,188,743)			$17,872,898

Short-Term Investments(e) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$ 3,500,000	0.010%	02/01/16	$ 3,500,000
Maturity Value: $3,500,000 (Cost $3,500,000)

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – (continued)
Repurchase Agreement – (continued)
TOTAL INVESTMENTS (Cost $93,560,888)			$95,115,268

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			84,126

NET ASSETS – 100.0%			$95,199,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2016.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $369,139, which represents approximately 0.4% of net assets as of January 31, 2016.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity.

(e)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $3,250,000 U.S. Treasury Bond, 3.500%, due 05/15/20 with a market value of $3,572,540.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$93,560,887
Gross unrealized gain	2,846,186
Gross unrealized loss	(1,291,805)
Net unrealized security gain	$1,554,381

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 90.8%
Alaska – 0.7%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
$ 70,000	5.000	%(a)	10/01/16	$ 72,128
1,445,000	5.000		10/01/22	1,491,977
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)
450,000	5.000		03/01/27	542,070

				2,106,175

Arizona – 4.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700		01/01/21	783,636
750,000	4.750		01/01/22	838,912
1,000,000	5.000		01/01/25	1,130,830
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000		05/15/30	1,701,630
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,219,290
1,000,000	5.000		06/01/23	1,240,430
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	363,991
350,000	5.000		07/01/19	382,123
1,100,000	5.125		07/01/22	1,213,102
Prescott Valley AZ Certificates of Participation Series 2007 (AMBAC) (A+/WR)(a)
1,055,000	4.375		01/01/17	1,092,410
550,000	4.500		01/01/17	570,125
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)
1,050,000	4.000		07/01/26	1,203,132
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000		07/01/19	1,061,880
1,000,000	5.000		07/01/21	1,061,880

				13,863,371

Arkansas – 0.1%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
435,000	5.480		09/01/17	435,992

California – 3.1%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(b)
3,000,000	0.710		04/01/47	2,997,300
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(b)
1,000,000	0.710		04/01/47	999,100
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,197,810
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250		11/01/29	1,183,130
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(c)
1,000,000	0.000		08/01/24	767,950

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
$ 2,100,000	4.500%	07/01/24	$ 2,209,410
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
235,000	5.250	05/15/22	250,743

			9,605,443

Colorado – 2.4%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)
2,900,000	4.000	12/01/28	3,268,793
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,096,180
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,502,749
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
55,000	4.350	11/01/19	57,018
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)
1,000,000	4.000	06/01/40	1,029,020
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	257,465

			7,211,225

Connecticut – 1.2%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,038,500
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,000,000	3.250	11/15/24	1,009,390
1,500,000	3.750	11/15/27	1,533,210

			3,581,100

District of Columbia – 0.4%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,337,851

Florida – 4.5%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A-/A3)
875,000	5.000	04/01/18	881,195
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
850,000	5.000	07/01/23	910,775
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	58,502
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	861,670
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,161,880
1,000,000	5.500	10/01/25	1,180,390
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	821,527

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)
$ 500,000	5.000%	07/01/24	$ 592,805
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (A-/A3)
2,425,000	5.000	07/01/25	2,866,132
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
300,000	5.000	12/01/16	310,092
350,000	5.000	12/01/17	373,706
400,000	5.000	12/01/18	439,312
260,000	5.000	12/01/19	292,895
330,000	5.000	12/01/20	379,107
1,350,000	4.000	12/01/46	1,358,680
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)
1,000,000	5.000	07/01/25	1,212,820

			13,701,488

Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
75,000	6.100	10/01/19	82,652
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	65,313
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,222,220
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)
150,000	5.000	06/01/17	158,468

			1,528,653

Illinois – 10.8%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)
2,140,000	4.000	12/01/34	2,305,507
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	377,993
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	340,974
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,329,070
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	518,810
860,000	4.150	01/01/29	867,482
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	470,496
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)
1,200,000	4.200	12/01/25	1,224,816
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,164,670
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)(a)
2,000,000	5.250	12/01/17	2,165,340

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
$ 470,000	4.850%	01/01/26	$ 530,926
1,625,000	5.000	01/01/30	1,838,249
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	323,157
405,000	4.000	12/01/18	439,972
420,000	4.250	12/01/19	470,963
440,000	4.500	12/01/20	510,145
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)
1,000,000	5.000	05/01/29	1,114,560
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)
1,000,000	4.000	11/15/33	1,037,720
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,354,353
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,185,160
Illinois State GO Bonds (A-/Baa1)
3,000,000	4.000	09/01/21	3,245,880
Illinois State GO Bonds Series A (A-/Baa1)
1,000,000	5.000	03/01/28	1,001,520
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,215,820
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,069,600
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000	04/01/18	515,392
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000	01/01/24	1,458,472
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)
1,000,000	5.000	12/01/26	1,113,020
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	785,250
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)
575,000	5.000	10/01/17	615,756
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
425,000	5.000	10/01/20	454,686

			33,045,759

Indiana – 6.1%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,565,000	4.000	07/15/26	1,748,465
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,814,901
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)
840,000	4.000	07/15/28	919,766
910,000	4.000	07/15/30	981,053

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
$ 250,000	4.930%	02/01/17	$ 258,130
675,000	6.050	02/01/23	771,026
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	625,822
425,000	5.000	02/01/27	482,435
700,000	5.000	02/01/28	791,420
600,000	5.000	02/01/29	673,848
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	961,032
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	568,732
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,230,140
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,534,717
2,235,000	4.000	01/15/27	2,501,568
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	950,832

			18,813,887

Iowa – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,619,413

Kansas – 1.5%
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (AA-/Aa2)
4,100,000	4.000	03/01/29	4,534,600

Kentucky – 2.4%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)
1,000,000	5.000	08/01/26	1,208,310
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000	05/01/25	2,278,060
2,000,000	4.000	05/01/26	2,247,940
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,475,000	3.750	06/01/26	1,496,432

			7,230,742

Louisiana – 3.6%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500	10/01/25	5,860,100
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A-/A3)
3,715,000	5.250	10/01/27	4,366,797
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
800,000	5.000	05/15/30	894,376

			11,121,273

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,169,330

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – 2.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
$ 2,550,000	4.000%	01/01/27	$ 2,702,949
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
980,000	5.100	01/01/25	1,062,751
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,010,000	4.250	07/01/22	1,074,165
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500	12/01/20	489,653
475,000	2.700	06/01/21	484,709
475,000	3.050	06/01/22	487,949
480,000	3.250	06/01/23	495,494
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
30,000	6.500	07/15/19	32,692

			6,830,362

Michigan – 6.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	897,542
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,444,674
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
580,000	5.500	02/01/18	581,827
Grand Valley MI State University Revenue Bonds Series A (A+/A1)
1,595,000	5.000	12/01/28	1,905,818
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,545,034
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)
750,000	5.000	05/01/26	916,350
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,832,895
1,000,000	5.000	08/01/25	1,208,110
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	723,651
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,025,766
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,136,400
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)
750,000	4.000	05/01/28	857,197
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,908,032
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,819,675

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
$ 645,000	4.000%	04/01/25	$ 741,415

			18,544,386

Minnesota – 0.9%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
1,000,000	5.000	01/01/22	1,039,820
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
75,000	3.800	07/01/17	76,186
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	567,300
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)
1,000,000	5.000	07/01/28	1,201,970

			2,885,276

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700	06/01/18	25,614

Missouri – 1.4%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa3)
500,000	5.000	04/01/32	581,315
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,606,220
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System) Series 2015 (BBB+/NR)
1,000,000	5.000	02/15/29	1,119,840
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(c)
305,000	0.000	02/01/17	300,651
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	505,680

			4,113,706

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
80,000	4.350	06/01/16	80,153
80,000	4.350	12/01/16	80,237

			160,390

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)
220,000	6.000	08/15/17	237,893
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	303,223

			541,116

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada – 1.4%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
$ 2,150,000	5.000%	06/15/20	$ 2,269,755
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)(a)
1,100,000	5.000	12/15/17	1,187,769
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA+/Aa1)
800,000	5.000	06/01/22	875,376

			4,332,900

New Hampshire – 1.1%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,422,623

New Jersey – 4.9%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,803,015
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	810,104
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)
1,000,000	5.000	06/15/21	1,067,550
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)
1,750,000	5.000	06/15/28	1,920,258
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(b)
4,700,000	2.199	02/01/18	4,710,293
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	3,034,262
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,415,000	4.750	12/01/23	1,527,790
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	108,324

			14,981,596

New York – 1.4%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
95,000	5.500	11/15/18	102,275
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A1)
1,000,000	4.000	11/15/23	1,137,810
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	573,185
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
$250,000	3.800%	11/01/37	$253,213
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)
1,000,000	5.000	07/01/27	1,208,470

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
$ 1,000,000	5.000%	10/01/20	$ 1,067,950

			4,342,903

North Carolina – 1.1%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
1,190,000	5.000	06/01/22	1,373,058
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	203,078
420,000	3.000	06/01/21	446,590
330,000	4.000	06/01/22	369,874
350,000	4.000	06/01/23	393,925
480,000	4.000	06/01/25	534,384

			3,320,909

Ohio – 2.2%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	681,509
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000	12/01/26	662,911
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)
1,000,000	5.000	05/01/27	1,193,330
1,000,000	5.000	05/01/28	1,184,320
750,000	5.000	05/01/29	882,203
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000	11/15/27	2,053,654

			6,657,927

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	613,234

Pennsylvania – 7.2%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000	07/01/25	587,725
450,000	5.000	07/01/26	526,527
490,000	5.000	07/01/27	569,821
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,124,261
1,250,000	5.250	10/01/31	1,401,487
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)
2,200,000	5.000	09/01/22	2,348,896
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)
2,000,000	5.000	11/01/19	2,103,280
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)
1,000,000	4.500	03/01/26	1,037,970
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,329,263
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Non-AMT) (Non-ACE) Series 118B (AA+/Aa2)
2,000,000	4.050	10/01/40	2,075,960

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
$ 795,000	4.000%		10/01/18	$ 837,262
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)
500,000	5.000		12/01/26	606,840
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	640,433
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,155,220
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)
1,065,000	5.000		05/01/29	1,263,207
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,193,500
2,205,000	4.000		11/01/29	2,353,485

				22,155,137

Rhode Island – 1.8%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125		10/01/30	279,817
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450		04/01/26	2,212,500
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,105,335
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-Financing Program) Series A (AMBAC) (NR/A3)
310,000	5.000		05/15/23	314,185
Rhode Island State Health & Educational Building Corp. Revenue Bonds (Prerefunded-Financing Program) Series A (NR/NR)
1,150,000	5.000	(a)	05/15/16	1,165,560
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500		04/01/22	461,910

				5,539,307

South Carolina – 3.3%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)(a)
1,000,000	5.000		12/01/16	1,037,370
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,210,120
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000		12/01/25	3,552,617
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)
1,000,000	5.000		12/01/26	1,191,230

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)
$ 2,550,000	5.000%	12/01/27	$ 3,072,674

			10,064,011

South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aa1)
1,035,000	2.700	05/01/25	1,057,987
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,166,520

			2,224,507

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
800,000	3.500	07/01/27	833,848
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
495,000	4.050	01/01/38	508,796

			1,342,644

Texas – 5.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	891,010
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	224,651
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)
930,000	5.000	09/01/27	1,123,403
980,000	5.000	09/01/28	1,176,421
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)
2,630,000	4.000	08/15/24	2,813,890
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	254,023
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	379,704
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)
1,000,000	4.000	08/15/26	1,130,970
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)
5,000	5.625	05/15/19	5,738
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
2,460,000	4.000	02/15/29	2,775,790
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,213,026
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)
295,000	5.750	01/01/18	323,052
North TX Tollway Authority Revenue Bonds (Unrefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)
305,000	5.750	01/01/40	328,967
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa2)
1,000,000	5.000	03/01/27	1,210,280

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NATL) (A/A3)
$ 4,055,000	4.500%	08/01/26	$ 4,125,030

			17,975,955

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,149,450
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	445,190

			1,594,640

Virginia – 0.2%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
285,000	5.250	07/15/17	296,588
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
155,000	5.250	07/15/17	159,982

			456,570

Washington – 3.3%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)
1,620,000	5.000	12/01/26	1,974,828
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	259,880
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,404,354
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	605,937
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A/A2)
500,000	6.000	10/01/23	568,600
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
1,495,000	5.000	08/15/27	1,830,164
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
1,500,000	3.450	12/01/30	1,542,195
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	980,833
860,000	3.700	06/01/24	915,040

			10,081,831

Wisconsin – 1.2%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,102,990
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	3.250	09/01/26	1,030,970
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,447,145

			3,581,105

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming — 0.4%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
$ 290,000	2.000%	05/01/16	$ 291,140
295,000	2.000	05/01/17	299,632
305,000	3.000	05/01/18	311,115
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	452,614

			1,354,501

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $266,415,262)			$278,049,452

Shares	Description	Value
Investment Company – 1.9%
493,274	T. Rowe Price Tax-Free High Yield Fund	$ 5,939,013
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 8.8%
Repurchase Agreement – 8.8%
State Street Bank & Trust Co.
$ 26,965,000	0.010%	02/01/16	$ 26,965,000
Maturity Value: $26,965,000 (Cost $26,965,000)

TOTAL INVESTMENTS (Cost $298,880,262)			$310,953,465

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(4,545,178)

NET ASSETS – 100.0%			$306,408,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2016.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $25,025,000 U.S. Treasury Bond, 3.500%, due 05/15/20 with a market value of $27,508,556.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
ETM	— Escrow to Maturity

FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$298,859,716
Gross unrealized gain	12,274,039
Gross unrealized loss	(180,290)
Net unrealized security gain	$12,093,749

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.4%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,130,830
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,340,643

			2,471,473

California(a) – 0.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,422,240
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,528,824

			2,951,064

Colorado – 0.0%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
85,000	4.350	11/01/19	88,119

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,139,190

Illinois – 1.4%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,119,300
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,190,140
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,403,700

			4,713,140

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	558,820

Iowa – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,403,215

Louisiana – 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,644,865

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
$ 7,000,000	5.500%	10/01/25	$ 8,204,140

			9,849,005

Missouri – 84.2%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	207,782
230,000	3.000	11/01/18	240,189
210,000	3.000	11/01/19	218,148
225,000	3.625	11/01/22	233,611
470,000	3.700	11/01/23	486,502
225,000	3.800	11/01/24	234,286
480,000	3.875	11/01/25	498,811
250,000	4.000	11/01/26	261,370
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	538,540
500,000	5.250	03/01/29	539,065
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	159,536
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,167,860
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,318,940
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,618,770
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	418,972
500,000	4.000	08/01/19	531,675
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,166,080
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	872,910
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,003,710
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	718,788
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,397,568
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	887,809
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	535,437
470,000	5.000	02/01/19	525,620
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)
500,000	4.000	10/01/42	512,255
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	1,014,470
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,607,021
1,215,000	5.000	12/01/25	1,514,157
Gladstone MO Certificates of Participation Series A (XLCA) (NR/Aa3)(b)
475,000	5.000	06/01/16	482,163

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
$ 200,000	5.000%	09/01/20	$ 202,950
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,209,470
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa3)
4,280,000	5.000	04/01/32	4,976,056
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	568,630
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	517,700
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/WR)
250,000	4.600	06/01/29	250,220
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,582,225
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,254,313
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(b)
1,085,000	4.500	12/01/16	1,121,077
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	517,540
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)
475,000	3.000	04/15/28	476,705
575,000	3.250	04/15/30	578,283
550,000	3.300	04/15/31	550,770
700,000	3.375	04/15/32	700,721
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	546,035
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (NR/Aa3)(b)
1,360,000	5.000	12/01/16	1,410,823
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,082,840
1,000,000	5.000	12/01/25	1,227,110
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	942,902
595,000	4.250	12/01/23	669,911
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	961,533
920,000	3.850	12/01/20	1,025,312
500,000	4.350	12/01/23	568,155
820,000	4.500	12/01/24	935,128
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	304,686
435,000	4.000	12/01/21	456,789
425,000	4.000	12/01/22	446,050
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
1,000,000	5.500	02/15/31	1,099,790
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (BBB+/NR)
1,895,000	5.000	02/15/27	2,155,051

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
$ 5,425,000	4.500%	02/01/24	$ 6,383,597
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,022,577
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,519,108
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/A3)(b)
1,075,000	5.000	07/01/16	1,095,328
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)
1,895,000	4.000	01/01/33	2,052,664
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,093,700
1,575,000	5.500	04/01/23	1,721,869
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
135,000	6.431	04/01/18	142,206
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,307,385
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)
760,000	5.000	09/01/31	849,216
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	569,430
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	526,280
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,132,713
1,700,000	5.000	02/15/21	1,995,528
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)
275,000	5.000	03/01/20	287,216
305,000	5.000	03/01/22	318,548
280,000	5.000	03/01/23	292,438
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000	03/01/20	236,412
240,000	5.000	03/01/22	252,523
220,000	5.000	03/01/23	231,455
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,158,350
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,622,215
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,056,720
1,500,000	5.000	12/01/17	1,613,505
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)
400,000	4.000	04/01/28	433,100
425,000	5.000	04/01/31	494,267
475,000	5.000	04/01/32	548,563
500,000	5.000	04/01/33	573,410
500,000	5.000	04/01/34	569,420

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
$ 830,000	5.250%	03/01/21	$ 868,080
700,000	5.250	03/01/22	732,039
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,878,064
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,893,419
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)
800,000	4.000	04/01/28	897,488
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,056,250
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.010	12/01/20	1,205,000
Missouri State Development Finance Board Revenue Bonds (Variable-Taxable) (St. Louis Center) Series B (AA-/NR)(c)
3,910,000	0.400	12/01/20	3,910,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000	01/01/20	782,782
595,000	5.000	01/01/30	704,284
775,000	5.000	01/01/31	913,307
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,083
5,000	5.000	01/01/22	5,012
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Fund Program) Series B (NR/NR)(b)
805,000	5.000	07/01/16	820,054
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(b)
310,000	5.500	01/01/19	350,880
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)
310,000	5.000	07/01/17	315,862
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)
90,000	5.500	01/01/23	101,840
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	528,217
525,000	4.000	10/01/18	560,243
545,000	4.000	10/01/19	591,728
400,000	3.500	10/01/21	432,180
1,850,000	5.250	10/01/41	2,092,942
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,630,670
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,126,820

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
$ 2,400,000	5.000%	10/01/26	$ 2,869,464
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,188,040
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(b)
1,880,000	5.125	11/15/18	2,089,564
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)
2,500,000	5.000	11/15/35	2,900,400
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)
1,000,000	5.000	12/01/33	1,156,350
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)
2,270,000	5.000	12/01/25	2,661,893
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)
470,000	5.125	11/15/23	523,632
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)
1,375,000	5.000	12/01/31	1,605,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,041,600
1,000,000	5.000	01/01/18	1,080,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,122,310
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,332,280
2,000,000	5.000	04/01/25	2,323,680
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,188,100
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	5.000	06/01/21	1,160,230
1,000,000	4.500	06/01/25	1,109,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)
500,000	5.000	05/01/30	546,915
1,410,000	5.000	05/01/40	1,495,305
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
535,000	0.010	10/01/16	535,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,143,320
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-1 (AAA/Aa2)(c)
300,000	0.010	10/01/35	300,000

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
$ 500,000	0.010%	03/01/40	$ 500,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250	05/01/17	1,233,560
Missouri State Highways & Transit Commission State Road Revenue Bonds (First Lien) Series B (AAA/Aaa)(b)
4,350,000	5.000	05/01/16	4,401,330
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	639,152
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	525,215
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)
2,645,000	3.550	11/01/30	2,720,621
2,500,000	3.950	11/01/40	2,554,000
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
342,000	3.950	05/01/21	351,945
410,000	3.950	11/01/21	421,923
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
270,000	3.600	11/01/23	286,554
415,000	3.750	05/01/24	442,232
345,000	3.800	05/01/25	364,817
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,273,966
2,835,000	4.000	04/01/26	3,098,371
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)(b)
3,425,000	4.000	03/01/17	3,549,533
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(c)
310,000	0.010	11/01/28	310,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	283,025
280,000	3.000	04/01/19	291,066
265,000	3.250	04/01/20	276,586
275,000	4.000	04/01/21	295,966
315,000	4.000	04/01/22	337,702
385,000	4.500	04/01/27	419,650
405,000	4.500	04/01/28	439,490
425,000	4.625	04/01/29	461,040
445,000	4.750	04/01/30	485,584
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	538,647
540,000	3.000	09/01/18	563,895
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,548,339
2,750,000	4.000	06/01/26	2,994,998
2,925,000	4.000	06/01/27	3,164,206
1,000,000	4.000	06/01/28	1,073,320
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,110,720

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
$ 1,135,000	4.000%	11/01/22	$ 1,247,229
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,129,020
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,666,410
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	547,090
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	460,227
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)
1,000,000	4.000	03/01/30	1,101,650
1,000,000	4.000	03/01/34	1,079,990
1,500,000	4.000	03/01/35	1,613,985
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	468,495
850,000	5.000	12/01/20	915,127
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)
1,000,000	4.000	04/01/23	1,127,110
550,000	4.000	04/01/28	591,289
800,000	4.000	04/01/29	852,088
1,475,000	4.000	04/01/30	1,565,890
Republic MO Special Obligation Revenue Bonds (A/NR)
150,000	2.650	05/01/16	150,846
330,000	2.500	08/01/16	333,287
125,000	3.000	05/01/17	128,586
345,000	3.000	08/01/17	356,568
150,000	3.150	05/01/18	155,981
360,000	3.000	08/01/18	374,162
150,000	3.300	05/01/19	155,733
250,000	3.500	05/01/20	260,370
300,000	3.750	05/01/21	313,752
325,000	3.875	05/01/22	340,054
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,745,794
Rolla MO Certificates of Participation Series B (A+/NR)
225,000	3.150	07/01/27	228,926
410,000	3.450	07/01/32	414,941
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)(b)
1,035,000	3.000	09/01/16	1,050,577
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)(b)
645,000	3.000	09/01/16	654,707
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NATL-RE) (AA-/A3)
2,135,000	5.500	07/01/28	2,710,062
Saint Louis MO Parking Revenue Bonds (Prerefunded) Series A (NATL-RE) (NR/A1)(b)
915,000	5.000	12/15/16	950,804
Saint Louis MO Parking Revenue Bonds (Unrefunded) Series A (NATL-RE) (NR/A1)
360,000	5.000	12/15/22	372,996
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,436,710

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
$ 1,300,000	4.000%	04/01/23	$ 1,489,241
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,993,833
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	597,580
575,000	6.850	03/01/29	634,869
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	407,128
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,310,000	4.000	08/01/31	1,462,248
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	202,050
530,000	4.500	11/01/19	563,326
610,000	4.500	11/01/20	648,247
645,000	4.750	11/01/21	688,112
685,000	4.750	11/01/22	730,662
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	410,733
405,000	4.750	11/01/22	431,997
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,544,178
1,340,000	5.000	04/01/23	1,622,901
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,119,843
100,000	5.200	12/01/31	100,313
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	651,118
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,276,400
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,033,480
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)
1,085,000	5.000	04/01/26	1,315,725
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
515,000	5.000	11/15/16	520,732
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,090,789
1,930,000	4.000	04/01/26	2,153,552
2,010,000	4.000	04/01/27	2,223,181
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	428,468
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)
1,000,000	4.000	03/01/32	1,116,830

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
$ 875,000	5.000%		08/15/20	$ 1,017,074
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000		05/15/17	1,547,910
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000		04/01/26	1,904,544
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000		07/01/23	1,476,646
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000		07/01/24	2,115,580
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000		04/01/16	100,636
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	799,118
800,000	3.000		04/01/22	854,768
800,000	3.000		04/01/23	849,968
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000		04/01/21	4,624,892
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250		05/01/21	739,216
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)(b)
1,095,000	4.500		04/01/16	1,102,545
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000		06/01/21	848,232
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	306,885
345,000	3.000		03/01/18	360,901
360,000	3.000	(b)	03/01/18	376,592
385,000	3.150	(b)	03/01/18	403,930
700,000	3.300	(b)	03/01/18	736,582
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,324,152
1,000,000	4.000		08/01/26	1,125,180
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	349,387
560,000	3.000		04/01/18	578,878
1,270,000	3.250		04/01/21	1,321,549
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	689,656
990,000	4.000		04/01/25	1,118,492
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)(b)
625,000	6.625		06/01/17	674,981
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A/NR)(c)
700,000	0.150		04/01/32	700,000

				275,466,549

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
$ 1,340,000	4.000%	10/01/22	$ 1,520,645
1,750,000	4.000	10/01/33	1,804,670

			3,325,315

New Jersey(c) – 1.8%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
6,000,000	2.199	02/01/18	6,013,140

Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,138,590

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $293,374,172)			$309,117,620

Shares	Description	Value
Investment Company – 2.3%
627,803	T. Rowe Price Tax-Free High Yield Fund (NR/NR)	$ 7,558,744
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$ 6,758,000	0.010%	02/01/16	$ 6,758,000
Maturity Value: $6,758,000 (Cost $6,758,000)

TOTAL INVESTMENTS
(Cost $307,132,172)			$323,434,364

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			3,852,327

NET ASSETS – 100.0%			$327,286,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2016.

(d)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $6,275,000 U.S. Treasury Bond, 3.500%, due 05/15/20 with a market value of $6,897,750.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.

AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$307,132,176
Gross unrealized gain	16,472,746
Gross unrealized loss	(170,558)
Net unrealized security gain	$16,302,188

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 89.5%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 508,873

California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	476,450
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,808,489

			2,284,939

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	467,900

Kansas – 81.3%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,260,029
1,140,000	5.000	12/01/28	1,313,200
1,195,000	5.000	12/01/29	1,360,496
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)
800,000	4.000	10/01/27	887,176
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,094,607
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	192,119
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	551,170
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,200,850
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	642,588
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,027,240
2,000,000	5.000	11/15/29	2,263,440
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	243,791
500,000	3.000	10/01/18	518,555
655,000	4.000	10/01/19	709,941
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,132,985
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,245,737

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)
$ 235,000	4.000%	09/01/18	$ 246,123
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	749,083
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,020,966
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)
1,720,000	5.000	09/01/32	2,029,600
750,000	5.000	09/01/40	855,278
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	560,324
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,050,240
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,142,550
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	807,713
500,000	4.000	09/01/20	563,605
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,042,637
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,907,506
Johnson County KS Unified School District No. 231 GO Bonds (Prerefunded-Refunding & Improvement) Series B (AMBAC) (NR/NR)(b)
650,000	5.000	10/01/16	669,539
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	518,295
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
275,000	5.000	10/01/22	284,166
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)
500,000	5.000	09/01/27	597,030
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)
1,000,000	4.000	10/01/35	1,110,770
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	987,566
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	606,407
600,000	5.000	09/01/33	693,006
600,000	5.000	09/01/34	688,908
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	544,441
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,178,550
790,000	5.250	06/01/42	909,195

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
$ 500,000	5.000%		12/01/19	$ 550,335
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa2)(c)
3,000,000	0.020		09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000		11/15/20	1,756,143
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000		05/15/35	821,640
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500		11/15/23	1,176,020
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000		11/15/24	863,080
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875		07/01/27	509,095
1,425,000	5.250		07/01/31	1,452,702
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500		06/01/23	2,104,680
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000		11/15/26	1,114,950
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000		11/01/16	517,040
1,500,000	5.000		11/01/20	1,719,360
2,000,000	5.000		11/01/27	2,280,580
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (AA-/Aa3)
700,000	5.000		11/01/22	819,840
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)(b)
1,000,000	5.250		11/01/17	1,075,650
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
3,340,000	5.250		01/01/25	3,824,968
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa2)
2,000,000	4.000		03/01/31	2,181,460
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	297,416
Kansas State Development Finance Authority Revenue Bonds Series G (AA-/Aa3)
1,000,000	5.000		04/01/30	1,173,690
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(b)
1,455,000	5.250		09/01/19	1,664,607
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
1,415,000	5.250		09/01/19	1,621,519
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000		09/01/26	552,005
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000		10/01/23	346,339
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
365,000	5.000	(b)	09/01/16	374,702
1,285,000	5.000		09/01/17	1,318,089

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
$ 1,195,000	5.125%	09/01/21	$ 1,280,956
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,148,538
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	336,414
400,000	5.000	12/01/20	457,728
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	527,970
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,131,994
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/18	1,102,620
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(b)
1,475,000	5.000	11/01/17	1,578,884
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)
25,000	5.000	11/01/32	26,854
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)
800,000	4.000	09/01/25	911,992
1,500,000	4.000	09/01/26	1,689,990
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
360,000	5.250	12/01/38	370,148
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000	09/01/23	1,214,590
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	905,519
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	212,276
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)
485,000	4.000	09/01/30	534,877
1,000,000	4.000	09/01/31	1,098,420
1,065,000	5.000	09/01/32	1,274,464
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	476,582
450,000	3.000	09/01/23	492,431
490,000	3.000	09/01/25	528,519
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)
2,000,000	0.000	09/01/23	1,727,780
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000	06/01/16	35,523
1,000,000	5.000	06/01/23	1,109,360
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
300,000	5.000	06/01/23	332,808
475,000	5.000	06/01/24	526,832

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Refunding & Improvement) (Kansas University Health System) (A+/NR)
$ 530,000	5.000%	09/01/29	$ 633,249
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	467,569
460,000	3.000	07/01/22	502,021
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	716,655
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)
415,000	4.000	10/01/26	471,851
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,114,800
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,585,739
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,631,504
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	310,956
400,000	5.000	12/01/17	430,268
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	471,002

			101,893,015

Louisiana – 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,344,040

Maryland – 1.1%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (NR/Aaa)
1,285,000	4.000	07/01/45	1,326,827

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
240,000	5.300	01/01/30	260,011

Pennsylvania – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	688,847

South Carolina(b) – 1.2%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/16	518,685
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/16	1,030,400

			1,549,085

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
$ 750,000	5.250%	07/01/25	$ 867,517

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $105,962,985)			$112,191,054

Shares	Description		Value
Investment Company – 2.3%
233,184	T. Rowe Price Tax-Free High Yield Fund		$ 2,807,534
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 5.8%
Repurchase Agreement – 5.8%
State Street Bank & Trust Co.
$ 7,318,000	0.010%	02/01/16	$ 7,318,000
Maturity Value: $7,318,000 (Cost $7,318,000)

TOTAL INVESTMENTS
(Cost $115,880,985)			$122,316,588

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			3,000,309

NET ASSETS – 100.0%			$125,316,897

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2016.

(d)	Repurchase agreement was entered into on January 29, 2016. This agreement was fully collateralized by $6,795,000 U.S. Treasury Bond, 3.500%, due 05/15/20 with a market value of $7,469,356.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,880,986
Gross unrealized gain	6,487,943
Gross unrealized loss	(52,341)
Net unrealized security gain	$6,435,602

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$63,109,052	$—	$—
Exchange Traded Fund	2,664,772	—	—
Short-term Investments	—	308,000	—
Total	65,773,824	308,000	—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$170,081,144	$—	$—
Exchange Traded Fund	6,488,300	—	—
Short-term Investments	—	470,000	—
Total	176,569,444	470,000	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$60,727,226	$—	$—
Exchange Traded Fund	2,925,032	—	—
Short-term Investments	—	1,570,000	—
Total	$63,652,258	$1,570,000	—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$139,471,070	$—
Municipal Bond Obligations	—	81,615,114	—
Mortgage-Backed Obligations	—	202,576,467	—
Corporate Obligations	—	454,936,498	—
Foreign Debt Obligations	244,768	—	—
U.S. Treasury Obligations and/or Other U.S Government Agencies	36,610,571	36,408,519	—
Investment Company	5,065,273	—	—
Short-term Investments	—	39,679,000	—
Total	41,920,612	954,686,668	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,982,943	$—
Mortgage-Backed Obligations	—	23,124,170	—
U.S. Treasury Obligations and/or Other U.S Government Agencies	17,872,898	47,635,257	—
Short-term Investments	—	3,500,000	—
Total	17,872,898	77,242,370	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$278,049,452	$—
Investment Company	5,939,013	—	—
Short-term Investments	—	26,965,000	—
Total	5,939,013	305,014,452	—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$309,117,620	$—
Investment Company	7,558,744	—	—
Short-term Investments	—	6,758,000	—
Total	7,558,744	315,875,620	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$112,191,054	$—
Investment Company	2,807,534	—	—
Short-term Investments	—	7,318,000	—
Total	2,807,534	119,509,054	—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2016

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 29, 2016